Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unused tax losses
Deferred tax assets	£ 1,412	£ 1,740
Tax losses carried forward
Unused tax losses
Deferred tax assets	936	939
Tax losses carried forward | UK
Unused tax losses
Deferred tax assets	675	680
Tax losses carried forward | UK | NatWest Markets Plc
Unused tax losses
Deferred tax assets	151	125
Tax losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax assets	505	541
Tax losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax assets	19	14
Tax losses carried forward | Ireland | Ulster Bank
Unused tax losses
Deferred tax assets	£ 261	£ 259